Business acquisitions and divestments	12 Months Ended
Dec. 31, 2018
Business acquisitions and divestments
Business acquisitions and divestments

Note 15 Business acquisitions and divestments

Acquisitions and divestments of shares and participations affecting cash flow were as follows:

	2018	2017	2016
ACQUISITIONS
Com Hem, Sweden	(6,400)	—	—
TDC, Sweden	—	(8)	(2,910)
Altel, Kazakhstan	—	—	42
Kombridge, Sweden	—	—	(9)
Total group companies	(6,400)	(8)	(2,877)
Mobile payment, Lithuania	—	(7)	—
Capital contributions to joint ventures and associated companies	(7)	—	(1)
Repayment of capital contributions from associated companies	1	—	—
Total joint ventures and associated companies	(6)	(7)	(1)
TOTAL ACQUISITION OF SHARES AND PARTICIPATIONS	(6,406)	(15)	(2,878)

DIVESTMENTS
Tele2 Austria	—	676	—
Other divestments	—	—	(2)
Total group companies	—	676	(2)

Other divestments of other securities	—	—	4
Total associated companies and other securities	—	—	4
TOTAL SALE OF SHARES AND PARTICIPATIONS	—	676	2
TOTAL CASH FLOW EFFECT	(6,406)	661	(2,876)

Acquisitions

Com Hem, Sweden

On January 10, 2018 Tele2 announced the merger plan with Com Hem in Sweden through a statutory merger in accordance with the Swedish Companies Act, creating a leading integrated connectivity provider. The merger was approved by the shareholders in respective companies on September 21, 2018, unconditionally by the European Commission on October 8, 2018, and was implemented on November 5, 2018 by Tele2 absorbing Com Hem. Com Hem's shareholders received as merger consideration SEK 37.02 in cash plus 1.0374 B shares in Tele2 for each share in Com Hem outstanding as at completion of the merger. Hence, Com Hem's shareholders received 26.6 percent economic ownership in Tele2 and a total cash consideration of SEK 6,546 million. The number of shares issued by Tele2 as merger consideration amounted to 183,441,585 B shares. The fair value of these shares was determined based on the closing price of Tele2's B shares on November 5, 2018, amounting to SEK 107.75 per share.

Com Hem is one of Sweden's largest fixed telecom service providers, selling services to approximately 1.5 million customers in both apartment buildings and houses through Com Hem's vertically integrated FiberCoax network, third party fiberLAN networks, and the digital terrestrial network. Com Hem is a leading supplier of high-speed broadband, TV and fixed-line telephony to Swedish homes and businesses to all major cities in Sweden through the Com Hem, Boxer and Phonera brands delivering net sales in 2017 of SEK 7.1 billion. The operations had 1,108 employees at the end of 2017.

Goodwill in connection with the acquisition, which is not deductible for income tax purposes, is related to Tele2's expectation to obtain both revenue and cost synergies resulting from the coordination of the operations of Com Hem and Tele2. The majority of the cost synergies are anticipated to arise from network, IT and infrastructure efficiencies, optimization of customer care, sales and marketing as well as management and administrative function. It is expected that the full run-rate savings of the cost synergies will be achieved within three years after the merger. In addition to the cost synergies, it is also expected that the merger will result in reduced investments including optimization of investments in IT and network. The size of these investment benefits is expected to vary between years.

The majority of the expected revenue synergies are anticipated to arise as a result of, inter alia, the opportunity to offer a full range of complementary connectivity and digital services to the Swedish market, increased customer loyalty resulting in a reduction of customer churn rates, and by cross-selling to each company's customer base. It is projected that the full effect of the revenue synergies will be achieved five years after the merger.

Acquisition costs and integration costs have been reported as operating costs in the income statement and are stated in Note 5. Com Hem affected Tele2's net sales in 2018 by SEK 1,110 million.

TDC, Sweden

On June 21, 2016 Tele2 announced that Tele2 had signed a contract to acquire 100 percent of TDC Sweden for SEK 2.9 billion on a debt free basis. The transaction was approved by regulatory authorities on October 7, 2016 and the acquisition was completed on October 31, 2016.

The acquired company is a provider of B2B services in Sweden, serving both the public sector and many Swedish blue chip customers with their entire end-to-end connectivity and communication needs with a strong position in attractive product segments. Revenues in 2015 amounted to SEK 3.4 billion. TDC Sweden had 809 full time employees.

Goodwill in connection with the acquisition is related to Tele2’s expectation to obtain synergies and positive effects of cross-selling. Acquisition costs and integration costs have been reported as operating costs in the income statement and is stated in Note 5. TDC Sweden affected Tele2’s revenues in 2016 by SEK 735 million and is included in the segment Sweden Business.

Combination of operations, Kazakhstan

On November 4, 2015 Tele2 announced the agreement with Kazakhtelecom to combine the two businesses’ mobile operations in Kazakhstan, Tele2 Kazakhstan and Altel, in a jointly owned company. Necessary regulatory approvals for the transactions were received end of January 2016 and the transaction was completed on February 29, 2016. Prior to the transaction Tele2 owned 51 percent of Tele2 Kazakhstan with the remaining shares owned by Asianet.

Kazakhtelecom subscribed for newly issued shares in the Dutch holding company Khan Tengri Holding B.V. (previously 100 percent owned by Tele2 after the buyout of Asianet), being the owner of Tele2 Kazakhstan, in exchange for 100 percent of the shares in Altel. The estimated fair value of identifiable net assets in Altel was SEK 840 million.

The transaction was made to strengthen the position of both companies in the Kazakhstan market by combining Tele2’s existing operations in Kazakhstan with Kazakhtelecom’s mobile business, Altel. The business combination with Kazakhtelecoms mobile operation has created a more sustainable and significant player in the market. On December 28, 2018 Tele2 announced that Tele2 has given notice to exercise the put option stipulated in the shareholder agreement between Tele2 and Kazakhtelecom with respect to their jointly owned company in Kazakhstan. Following the decision to exercise the put option, the operations in Kazakhstan have been reported as discontinued operation. For additional information, please refer to Note 36.

Kombridge, Sweden

On August 22, 2016 Tele2 acquired 100 percent in the Sweden based company Kombridge AB. Since 2010, Kombridge has offered security services, connected device management and application management for Internet of Things (IoT) applications and services. The goodwill of SEK 9 million consists of the value Tele2 gets by adding and integrating the expertise, the product and the platform from Kombridge with Tele2’s business.

Net assets at the time of acquisition

Assets, liabilities and contingent liabilities included in the acquired operations are stated below. The valuations of acquired assets and assumed liabilities are still preliminary.

Com Hem, Sweden (2018)
Utilization rights and software	468
Licenses	36
Customer agreements	8,962
Trademarks	5,624
Construction in progress, intangible assets	12
Tangible assets	3,014
Financial assets	9
Capitalized contract cost	37
Deferred tax assets	127
Inventories	9
Current receivables	427
Cash and cash equivalents	146
Non-current provisions	(494)
Other non-current interest-bearing liabilities	(10,598)
Deferred tax liabilities	(3,254)
Current provisions	(40)
Other current interest-bearing liabilities	(892)
Current non-interest-bearing liabilities	(1,938)
Acquired net assets	1,655
Goodwill	24,657
Purchase price shares	26,312
Paid with own shares	(19,766)
6,546
Less: cash and cash equivalents in acquired companies	(146)
NET CASH OUTFLOW (+)	6,400

	TDC,	Altel,	Kombridge,
	Sweden	Kazakhstan	Sweden
	(2016)	(2016)	(2016)	Total
Patents and software	127	7	8	142
Licenses	—	148	—	148
Customer agreements	990	81	2	1,073
Trademarks	—	66	—	66
Tangible assets	573	658	—	1,231
Financial assets	26	14	—	40
Deferred tax assets	—	31	1	32
Inventories	140	37	—	177
Current receivables	776	152	2	930
Cash and cash equivalents	130	42	1	173
Non-current interest-bearing liabilities	(21)	(55)	—	(76)
Deferred tax liabilities	(217)	(29)	(2)	(248)
Current liabilities	(1,354)	(312)	(2)	(1,668)
Acquired net assets	1,170	840	10	2,020

Goodwill	1,552	—	9	1,561
Purchase price shares	2,722	840	19	3,581
Fair value of equity interest 51 percent in Khan Tengri Holding at acquisition	—	(840)	—	(840)
Payment of debt to former owner	330	—	—	330
	3,052	—	19	3,071
Deferred contingent consideration	(12)	—	(9)	(21)
Less: cash and cash equivalents in acquired companies	(130)	(42)	(1)	(173)
NET CASH OUTFLOW (+)	2,910	(42)	9	2,877

Effects from acquisitions

The table below shows how the acquired companies would have affected Tele2’s revenues and result if they had been acquired the first day of each reporting period.

	Tele2	Acquired	Tele2 Group, if
	Group,	operations,	acquisition on
	reported	Com Hem Sweden	January 1
Revenue	23,704	6,057	29,761
Net profit	1,610	26	1,636

	2016
					Tele2 Group, if
	Tele2 Group,				acquisition on
	reported	Acquired operations			January 1
	Tele2 Group	TDC, Sweden	Altel, Kazakhstan	Kombridge, Sweden	Tele2 Group
Revenue	18,131	2,848	137	7	21,123
Net profit/loss	1,781	8	(22)	—	1,767

Divestments

Procure IT Right, Sweden

On August 31, 2016 Tele2 sold its Swedish procurement consulting operation for a sales price of SEK 1 million. The sale resulted in a capital loss of SEK 4 million. The operation affected Tele2’s revenues in 2016 by SEK 28  million.

Discontinued operations

Please refer to Note 36 for information regarding operations in Austria, Netherlands and Kazakhstan reported as discontinued operations.